Income Taxes - Summary of Variation of Effective Provision (Benefit) for Income Taxes from Statutory Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Federal tax benefit at statutory rate	$ (15,687)	$ (12,002)	$ (4,722)
State tax, net of federal benefit	2	6	3
Share-based compensation	641	534	385
Other permanent differences	294	171	(141)
Foreign tax rate differential	(20)	(253)	(212)
Net operating losses not recognized	14,725	11,636	4,702
Total income tax provision (benefit)	$ (45)	$ 92	$ 15